REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   ON INTERNAL CONTROL OVER FINANCIAL REPORTING AND ON COMPLIANCE AND OTHER MATTERS BASED ON AN AUDIT OF FINANCIAL STATEMENTS PERFORMED IN ACCORDANCE WITH
                           PCAOB AUDITING STANDARDS


 The Board of Trustees and
 Shareholders of Upright Investments Trust (UPAAX,UPDDX,UPUPX)

 In planning and performing our audit of the financial statements of the Upright Growth Fund, Upright Growth and Income Fund and the Upright Assets Allocation Plus Fund (the Funds) as of and for the year ended September 30, 2025, in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

 Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

 A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.

 Our consideration of the Fund's internal control over financial reporting was for limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no significant deficiencies in the Fund's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2025, except as follows:

 On November 24, 2021, the Fund received a cease and desist order and was sanctioned by the Securities and Exchange Commission for various compliance issues. The following was noted by the Securities and Exchange Commission:

    - The Fund Manager failed to operate the Upright Growth Fund as a diversified fund and excessively concentrated its portfolio in one industry;

    -  The Fund Manager conducted an improper proxy vote;

    - The Fund Manager miscalculated the Upright Growth Fund's net asset value;

    - The Fund Manager maintained no written policies and procedures, and failed to adopt and implement written policies and procedures reasonably designed to prevent violations of the Advisers Act and the rules;

    - The Fund Manager violated Sections 17(a)(2) and 17(a)(3) of the Securities Act, which prohibit any person in the offer or sale of securities from obtaining money or property by means of any untrue statement of material fact or any omission to state a material fact necessary in order to make statements not misleading, and from engaging in any transaction, practice, or course of business which operates or would operate as a fraud or deceit on the purchaser in the offer or sale of securities, respectively;

    - The Fund Manager violated and caused Upright Trust's violation of Investment Company Act Section 20(a) and Rule 20a-1(a) thereunder;

    - The Fund Manager violated Section 34(b) of the Investment Company Act which makes it unlawful for any person to make any untrue or misleading statement of material fact in any registration statement, application, report, account, record, or other document filed with the Commission under the Investment Company Act, or to omit from any such document any fact necessary in order to prevent the statements made therein from being materially misleading;

    - The Fund Manager violated Section 206(2) of the Advisers Act, which makes it unlawful for any investment adviser, directly or indirectly, to "engage in any transaction, practice or course of business which operates as a fraud or deceit upon any client or prospective client.";

    - The Fund Manager violated Section 206(4) of the Advisers Act and Rule 206(4)-8 thereunder, which makes it unlawful for any investment adviser to a pooled investment vehicle to make any untrue statement of a material fact or to omit to state a material fact necessary to make the statements made, in the light of the circumstances under which they were made, not misleading, to any investor or prospective investor in the pooled investment vehicle.

    - The Fund Manager caused the violation of Section 206(4) of the Advisers Act and Rule 206(4)-7 thereunder, which require a registered investment adviser to adopt and implement written compliance policies and procedures reasonably designed to prevent violations of the Advisers Act and the rules thereunder;

    - The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Sections 13(a)(1), which requires that no RIC shall, unless authorized by the vote of a majority of its outstanding voting securities, change its sub-classification from a diversified to a non-diversified company;

    - The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Section 13(a)(3), which requires that no RIC shall, unless authorized by the vote of a majority of its outstanding voting securities, deviate from its policy in respect of concentration of investments in any particular industry or group of industries as recited in its registration statement;

    - The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Rule 22c-1, which prohibits registered investment companies, among others, from the sale, redemption, or repurchase of the investment company's redeemable securities except at a price based on the current net asset value of such security;

    - The Fund Manager caused the Upright Trust's violation of Rule 38a-1, which requires a RIC to adopt and implement written policies and procedures designed to prevent violations of the federal securities laws.

 On April 11, 2025, David Yow Shang Chiueh (the chief executive officer ("CEO"), portfolio manager, and Board chairman of Upright Trust, the chief compliance officer ("CCO") during the Relevant Period) and Upright Financial Corp. (Upright Trust's investment adviser), received the First Amended Complaint (Case 25 Civ.1920) from United States District Court District of New Jersey, regarding Securities and Exchange Commission (Plaintiff) against David Yow Shang Chiueh and Upright Financial Group., (Defendants). The following was noted by the First Amended Complaint (Case 25 Civ. 1920):

    1. Plaintiff Securities and Exchange Commission ("Commission"), for its First Amended Complaint against Defendants David Yow Shang Chiueh ("Chiueh") and

       Upright Financial Corp. ("Upright"), alleges as follows:

    - Defendants engaged in a multi-year fraudulent scheme to operate the mutual fund Upright Growth Fund ("Fund") as a highly concentrated fund in violation of the Fund's investment mandate and Defendants' fiduciary duties, at the expense of the Fund and its retail investor base. Defendants also violated other important legal requirements for mutual funds.

    - In November 2021, the Commission issued a settled order that found that Defendants violated the Concentration Policy between July 2017 and June 2020 by concentrating more than 25% of the Fund's total assets in one industry, including the semiconductor industry, and, in doing so, that Defendants committed fraud and breached their fiduciary duties to the Fund (among other securities law violations).

               i. The  2021  Order contained an agreement by Upright to certify its compliance with the undertakings within sixty days from the date of completion of the undertakings ("Certification Date").

               ii.By  agreement  between  Upright  and Enforcement  staff,  the deadline to complete undertakings was extended from March 3, 2023, to May 2, 2023.

               iii.Upright did not certify its compliance with the undertakings in the 2021 Order by the Certification Date.

               iv.To date, Upright has not certified its  compliance  with  the undertakings in the 2021 Order.

    - Despite Defendants' promise, made as part of their settlement with the Commission, that they would stop this conduct, they continued their fraud unabated. From at least November 24, 2021, through September 29, 2023, Defendants continued to invest more than 25% of the Fund's total assets in a single company, Company A. And, even after September 29, 2023, Defendants continued to violate the Fund's Concentration Policy by investing more than 25% of the Fund's assets in the semiconductor industry through at least June 23, 2024.

    - Defendants' conduct from November 24, 2021, through at least June 23, 2024 ("Relevant Period"), harmed the Fund and its investors. By waiting nearly two years to reduce the Fund's Company A holdings below the 25% limit, and then continuing to over concentrate the Fund in the semiconductor industry, Defendants caused losses of approximately $1.6 million. Meanwhile, Defendants collected advisory fees of approximately $100,000 on the Fund's assets that exceeded the 25% limit.

    - Defendants also engaged in two sets of misconduct during the Relevant Period with respect to Upright Trust's board of trustees ("Board"), in violation of fundamental provisions of the Investment Company Act of 1940 ("Investment Company Act"). First, Defendants failed to provide or withheld key information from the Board, including (i) information reasonably necessary for the Board to evaluate the terms of Upright's advisory contract, which was not put to a vote as required and which Chiueh misrepresented in the Fund's Commission filings, and (ii) misleading the Board about Defendants' past securities law violations and the 2021 Order. Second, Defendants hired an accountant to audit each series of Upright Trust, including the Fund, without the required Board vote.

    1. Defendants  have  violated  Sections   17(a)(1)   and  17(a)(3)  of  the
       Securities Act of 1933 ("Securities Act"); Section 10(b) of the Securities Exchange Act of 1934 ("Exchange Act"), and Rules 10b-5(a) and 10b-5(c) thereunder; Sections 206(1) and 206(2) of the Investment Advisers Act of 1940 ("Advisers Act"); and Investment Company Act
       Section 15(c).

    2. Chiueh violated Securities Act Section 17(a)(2); Exchange Act Section 10(b); and Rule 10b-5(b) thereunder; and Advisers Act Section 206(4); and Rule 206(4)-8(a)(1) thereunder.

    3. The Commission brings this action pursuant to the authority conferred upon it by Securities Act Sections 20(b) and 20(d), Exchange Act Section 21(d), Advisers Act Section 209(d) and 209(e), and Investment Company Act Section 41(d).

    4. The Commission seeks a final judgment: (a) permanently enjoining Defendants from violating the federal securities laws and rules this Complaint alleges they have violated; (b) ordering Defendants to disgorge all ill-gotten gains they received as a result of the violations alleged here and to pay prejudgment interest, pursuant to Exchange Act, and Investment Company Act; (c) ordering Defendants to pay civil money penalties pursuant to Securities Act, Exchange Act, Advisers Act, and Investment Company Act; and (d) ordering any other relief the Court may deem just and proper.

    5. The Commission demands a trial by jury.

    6. Litigation status: Defendants filed a motion to dismiss (August 15, 2025); the SEC filed an opposition (September 19, 2025); a reply was due on October 18, 2025. Discovery responses were scheduled by October 20, 2025, but no discovery has yet been exchanged. The Litigation is in its earliest stages. Discovery is in its inception, and there has been no ruling yet on our motion to dismiss. Accordingly, it is not possible to opine as to any potential liability of the Corporation or Mr. Chiueh, or as to the possibility of their prevailing at trial.

 The Fund has remediated these deficiencies, but as we emphasized in addressing the going concern uncertainties for the future period, the Funds' internal control structure must continue to be strengthened and enhanced, with ongoing involvement and oversight by the Audit Committee to ensure compliance with SEC regulations.

 Additionally, we noted that Mr. Chiueh founded both Upright Investments Trust and Upright Financial Corp. He is CEO/president of the adviser and is also a trustee and portfolio manager of the Funds. The Funds' governance and advisory structure results in a concentration of key roles within a single individual.

 This overlap reduces the independence of oversight required under the Investment Company Act of 1940 and weakens the segregation of duties between the Funds and its service provider. Although financial reporting is outsourced to Mutual Shareholder Services, LLC., an independent fund service third party, the structure still increases the risk that errors, policy violations, or conflicts of interest may not be timely prevented or detected. Management should evaluate enhancements to governance and oversight procedures to mitigate this risk

 This report is intended solely for the information and use of management and the Board of Trustees of the Upright Growth Fund, Upright Growth and Income Fund and the Upright Assets Allocation Plus Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


 /S/ Tang Qian & Associates, PLLC

 Tang Qian & Associates, PLLC

 We have served as the auditor for Upright Investments Trust since 2025

 Flower Mound, Texas
 December 10, 2025